Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Income tax benefit at statutory tax rate of zero percent	$ 0.0	$ 0.0	$ 0.0
Overseas statutory tax rates differential	12.1	(21.2)	(17.1)
Base erosion and anti-abuse tax (BEAT) expense	4.3	0.3	6.0
Prior year adjustments	(3.2)	(1.7)	1.4
Change in valuation allowance (2)	(10.4)	42.6	7.1
Impact of unrecognized tax benefits	0.0	0.0	(12.8)
Restricted foreign tax credits	0.0	1.5	0.0
Australian non-resident withholding tax	1.0	1.0	4.4
Share-based payments	0.0	(0.6)	0.2
Foreign exchange	1.9	0.0	0.1
Non-deductible expenses	4.6	0.0	0.7
Non-taxable items	0.0	(0.1)	(0.3)
Impact of changes in statutory tax rates	(1.7)	1.1	0.1
Total tax expense/(benefit)	8.6	22.9	$ (10.2)
U.S branch of Aspen U.K.
Operating Loss Carryforwards [Line Items]
Valuation allowance, associated losses	20.9	9.9
Valuation allowance, use of existing net operating losses	14.0
Lloyds syndicate
Operating Loss Carryforwards [Line Items]
Valuation allowance, associated losses	$ 10.4	$ 28.2